Employee numbers and costs	12 Months Ended
Dec. 31, 2017
Employee numbers and costs
Employee numbers and costs

5.Employee numbers and costs

The monthly average number of persons employed by the Group (including Executive Directors but excluding Non-executive Directors) and key management personnel during the year, analyzed by category, was as follows:

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
Executive Directors	1	2	2

Key management personnel	7	4	2

Total	8	6	4

The aggregate payroll costs of Executive Directors and key management personnel were as follows:

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Short term benefits:
Wages and salaries	2,287,458	1,527,776	935,081
Social security and other employer costs	252,040	67,410	60,604
Share based payments(1)	1,120,374	119,845	150,881

	3,659,872	1,715,031	1,146,566

(1)	The total share based payments does not reflect the out-of-period adjustment recorded in 2017 (Note 16).